Filed with the Securities and Exchange Commission on May 3, 2016

1933 Act Registration File No. 333-49374
1940 Act File No. 811-10201

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 24	☒

THE APPLETON FUNDS
(Registrant)

One Post Office Square, Floor 6
Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 338-0700

Daniel T. Buckley
Appleton Partners, Inc.
One Post Office Square, Floor 6
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Copies to:

Tom Kelly, Esq.
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02110
[Missing Graphic Reference]

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Explanatory Note: This Post-Effective Amendment (“PEA”) No. 23 to the Registration Statement of Appleton Funds (the “Trust”) on Form N-1A hereby incorporates by reference Parts A, B and C from the Trust’s PEA No. 22 on Form N-1A filed April 29, 2016.  This PEA No. 23 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 22 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 3rd. day of May, 2016.

THE APPLETON FUNDS

By: /s/ Daniel T. Buckley
Daniel T. Buckley
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd. day of May, 2016.

Name	Title

/s/ James I. Ladge*	Trustee and Treasurer
James I. Ladge

/s/ John M. Cornish*	Trustee
John M. Cornish

/s/ Daniel T. Buckley	President
Daniel T. Buckley

*By: /s/ Michele D. Hubley
         Michele D. Hubley
 Attorney-in-fact pursuant to
 Powers of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE